Document and Entity Information	Mar. 23, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000007039
Document Type	8-K
Document Period End Date	Mar. 23, 2022
Entity Registrant Name	TRECORA RESOURCES
Entity Incorporation State Country Code	DE
Entity File Number	1-33926
Entity Tax Identification Number	75-1256622
Entity Address, Address Line One	1650 Hwy 6 South
Entity Address, Address Line Two	Suite 190
Entity Address, City or Town	Sugar Land
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77478
City Area Code	(281)
Local Phone Number	980-5522
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	TREC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false